Taxes (Details) - Schedule of components of company's deferred tax assets - USD ($)	Jan. 31, 2022	Jul. 31, 2021
Deferred tax assets:
Allowance for doubtful account	$ 119,836	$ 105,059
Net operating loss carry forwards	877,542	664,208
Deferred tax assets before valuation allowance	997,378	769,267
Less: valuation allowance	(997,378)	(769,267)
Net deferred tax assets